UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net Revenues	$ 211,209,000			$ 227,728,000			$ 863,549,000	$ 911,590,000	$ 1,158,722,000	$ 1,417,377,000
Cost of Revenues (excluding depreciation and amortization)	183,196,000			200,402,000			761,580,000	837,897,000	1,054,788,000	1,234,995,000
Operating Expenses
Distribution and Fulfillment Expense	11,125,000			14,923,000			37,983,000	50,153,000	62,841,000	64,260,000
Selling, General and Administrative Expense	14,072,000			14,783,000			43,626,000	44,559,000	59,057,000	58,110,000
Depreciation and Amortization	1,402,000			1,679,000			4,455,000	4,845,000	6,629,000	8,259,000
Transaction Costs	2,086,000			3,348,000			2,086,000	4,355,000	5,014,000	(251,000)
IC DISC Commissions								2,833,000	2,833,000	9,907,000
Restructuring Costs	179,000						226,000		306,000
(Gain) on Disposal of Fixed Assets	(51,000)						(51,000)	(3,000)	(3,000)
Total Operating Expenses	28,813,000			34,733,000			88,325,000	106,742,000	136,680,000	140,285,000
Operating (Loss) Income	(800,000)			(7,407,000)			13,644,000	(33,049,000)	(32,746,000)	42,098,000
Other Expenses
Interest Expense, Net	3,052,000			3,207,000			9,520,000	9,105,000	11,715,000	4,056,000
Total Other Expenses	3,052,000			3,207,000			9,520,000	9,105,000	11,716,000	4,056,000
(Loss) Income Before Income Tax Expense (Benefit)	(3,852,000)			(10,614,000)			4,124,000	(42,154,000)	(44,462,000)	38,042,000
Income Tax (Benefit) Expense	(475,000)			(2,864,000)			2,049,000	(11,380,000)	(9,058,000)	9,423,000
Net (Loss) Income	$ (3,377,000)	$ 8,914,000	$ (3,462,000)	$ (7,750,000)	$ (15,515,000)	$ (7,509,000)	$ 2,075,000	$ (30,774,000)	(35,404,000)	28,619,000
Foreign Currency Translation									(11,000)	7,000
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									$ (35,415,000)	$ 28,626,000
Net (Loss) Income per Share - Basic (in dollars per share)	$ (0.07)			$ (0.16)			$ 0.04	$ (0.64)	$ (0.74)	$ 0.60
Net (Loss) Income per Share - Diluted (in dollars per share)	$ (0.07)			$ (0.16)			$ 0.04	$ (0.64)	$ (0.74)	$ 0.60
Weighted Average Common Shares Outstanding, Basic (in shares)	50,933,020			48,426,206			50,788,811	47,804,228	48,138,393	47,500,000
Weighted Average Common Shares Outstanding, Diluted (in shares)	50,933,020			48,426,206			50,788,811	47,804,228	48,138,393	47,500,000